FAIR VALUE MEASUREMENT (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of the financial instruments, measured at fair value, by level within the fair value hierarchy on recurring basis

		Fair value measurement at
		reporting date using
		Quoted
		prices in
		active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December 31,	assets	inputs	inputs
	2021	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Bank time deposits (maturing within 3 months) (i)	592,752	—	592,752	—
Short-term investments (iii)
Short-term time deposits	9,938,676	—	9,938,676	—
Long-term investments (ii)
Long-term time deposits	946,096	—	946,096	—
Held-to-maturity debt investments	134,120	—	134,120	—
Fair value measurements on a recurring basis
Short-term investments (iii)
Wealth management products	19,331,959	—	17,042,313	2,289,646
Derivative instruments	132,026	—	132,026	—
Long-term investments (ii)
Equity investments without readily determinable fair value using NAV practical expedient (iv)	126,380
Listed equity securities	153,779	153,779	—	—
Unlisted equity securities	246,007	—	—	246,007
Wealth management products	6,012,346	—	2,742,645	3,269,701
Loan receivables under fair value option	68,190	—	—	68,190
Available-for-sale debt investments	7,813,655	—	7,813,655	—
Total	45,495,986	153,779	39,342,283	5,873,544

		Fair value measurement at reporting date using
		Quoted prices
		in active	Significant	Significant
		markets for	other	other
		identical	observable	unobservable
	December	assets	inputs	inputs
	31, 2022	(Level 1)	(Level 2)	(Level 3)
	RMB	RMB	RMB	RMB

	(in thousands)
Assets
Fair value disclosure
Short-term investments (iii)
Short-term time deposits	3,911,410	—	3,911,410	—
Held-to-maturity debt investments	3,571,060	—	3,571,060	—
Long-term investments (ii)
Long-term time deposits	11,064,516	—	11,064,516	—
Held-to-maturity debt investments	138,485	—	138,485	—
Fair value measurements on a recurring basis
Short-term investments (iii)
Listed equity securities	70,415	70,415	—	—
Wealth management products	26,491,683	—	23,492,290	2,999,393
Available-for-sale debt investments	1,380,668	—	1,380,668	—
Long-term investments (ii)
Equity investments without readily determinable fair value using NAV practical expedient (iv)	91,005
Listed equity securities	37,134	37,134	—	—
Unlisted equity securities	84,672	—	—	84,672
Wealth management products	938,000	—	900,500	37,500
Loan receivables under fair value option	3,883	—	—	3,883
Available-for-sale debt investments	5,126,289	—	5,126,289	—
Total	52,909,220	107,549	49,585,218	3,125,448
(i)	Included in cash and cash equivalents on the Company’s consolidated balance sheets;
(ii)	Included in long-term investments on the Company’s consolidated balance sheets;
(iii)	Included in short-term investments on the Company’s consolidated balance sheets;
(iv)	Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheets.

Short-term wealth management products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary the activities related to fair value of assets

Amounts
RMB
(in thousands)
Fair value of short-term wealth management products as of December 31, 2020 (Level 3)	—
Transfer from long-term investment	2,289,646
Fair value of short-term wealth management products as of December 31, 2021 (Level 3)	2,289,646
Transfer from long-term investment	3,317,493
Change in fair value (i)	(1,077)
Exchange adjustment	197,924
Disposal	(2,804,593)
Fair value of short-term wealth management products as of December 31, 2022 (Level 3)	2,999,393
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

Unlisted equity securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary the activities related to fair value of assets

Amounts
RMB
(in thousands)
Fair value of unlisted equity securities as of December 31, 2020 (Level 3)	238,294
Change in fair value (i)	(10,828)
Investment Made	18,541
Fair value of unlisted equity securities as of December 31, 2021 (Level 3)	246,007
Change in fair value (i)	(159,264)
Dividend Received	(412)
Investment Made	9,472
Disposal	(11,131)
Fair value of unlisted equity securities as of December 31, 2022 (Level 3)	84,672
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

Long-term wealth management products
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary the activities related to fair value of assets

Amounts
RMB
(in thousands)
Fair value of long-term wealth management products as of December 31, 2020 (Level 3)	657,550
Fair value at inception of purchased	4,931,964
Change in fair value (i)	147,422
Dividend Received	(52,059)
Exchange adjustment	(125,530)
Transfer to short-term investment	(2,289,646)
Fair value of long-term wealth management products as of December 31, 2021 (Level 3)	3,269,701
Fair value at inception of purchased	37,500
Change in fair value (i)	(84,512)
Exchange adjustment	132,304
Transfer to short-term investment	(3,317,493)
Fair value of long-term wealth management products as of December 31, 2022 (Level 3)	37,500
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).

Loan receivables under fair value option
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Summary the activities related to fair value of assets

Amounts
RMB
(in thousands)
Fair value of loan receivables under fair value option as of December 31, 2020 (Level 3)	41,519
Fair value at inception of purchased	35,534
Change in fair value (i)	(8,863)
Fair value of loan receivables under fair value option as of December 31, 2021 (Level 3)	68,190
Cash collection	(24,869)
Change in fair value (i)	(39,438)
Fair value of loan receivables under fair value option as of December 31, 2022 (Level 3)	3,883
(i)	Recognized as “Fair value changes in investments, net” on the consolidated statements of comprehensive income (loss).